Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012
Current assets:
Cash and cash equivalents	$ 385,224		$ 247,859
Restricted cash	759		7,246
Restricted investment			14,282
Short-term investments	847,041		615,003
Accounts receivable, net of allowance of $16,034 and $14,571	220,228		185,701
Inventories	138,808		110,099
Value added tax receivables	10,225		7,427
Other receivables	21,512		15,704
Prepayments and deposits	14,310		11,081
Deferred tax assets, net	9,585		6,443
Total current assets	1,647,692		1,220,845
Restricted cash, non-current	17,453
Other assets	10,755		10,811
Accounts receivable-non-current, net of allowance of $nil and $nil	1,389		2,172
Advances for purchase of property, plant and equipment	18,919		3,009
Property, plant and equipment, net	324,710		268,010
Land use rights, net	59,463		56,921
Intangible assets, net	181,077		132,334
Goodwill	242,476		163,016
Total assets	2,503,934		1,857,118
Current liabilities:
Short-term bank loans	260,000		85,100
Notes payable	10,945		8,697
Accounts payable	93,673		53,244
Advances from customers	28,240		17,550
Salaries payable	91,220		69,919
Other payables	118,951		108,528
Purchase consideration payable	20,457		20,354
Income taxes payable	20,721		30,305
Other taxes payable	12,832		8,894
Total current liabilities	657,039		402,591
Long-term bank loans	215,703		50,039
Other long-term liabilities	7,222		4,004
Deferred tax liabilities, net	45,812		23,369
Total liabilities	925,776		480,003
Commitments and contingencies (Note 22)
Mindray shareholders' equity:
Ordinary shares (HK$0.001 par value, 5,000,000,000 shares authorized, 117,434,531 shares and 118,328,437 shares issued and outstanding, respectively)	15	[1]	15	[1]
Additional paid-in capital	521,617		514,280
Retained earnings	865,676		699,992
Accumulated other comprehensive income	150,432		116,556
Treasury stock at cost, nil shares and 506,543 shares, respectively	(18,792)
Total Mindray shareholders' equity	1,518,948		1,330,843
Non-controlling interests	59,210		46,272
Total equity	1,578,158		1,377,115
Total liabilities and equity	$ 2,503,934		$ 1,857,118

[1]	Ordinary shares of the Company consists of Class A and Class B ordinary shares as follows: 1. Class A ordinary shares, HK$0.001 par value per share, 4,000,000,000 shares authorized, 87,814,624 shares and 89,208,530 shares issued and outstanding as of December 31, 2012 and 2013, respectively. 2. Class B ordinary shares, HK$0.001 par value per share, 1,000,000,000 shares authorized, 29,619,907 shares and 29,119,907 shares issued and outstanding as of December 31, 2012 and 2013, respectively.